Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 4,315	$ 3,227		$ 3,402
Provision charged to expense	1,048	2,131	1,444
Write-offs	(240)	(593)	(771)
Foreign exchange and other	98	(450)	(848)
Balance at end of year	$ 5,221	$ 4,315	$ 3,227	$ 3,402